                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6472

                     Van Kampen Trust For Insured Municipals
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Jerry W. Miller
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/08

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN TRUST FOR INSURED MUNICIPALS
PORTFOLIO OF INVESTMENTS | JULY 31, 2008 (UNAUDITED)


  PAR
  AMOUNT
  (000)  DESCRIPTION                                                                  COUPON        MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------

         MUNICIPAL BONDS   196.7%
         ALABAMA   3.9%
$    915 Alabama Drinking Wtr Fin Auth
            Revolving Fd Ln, Ser A
            (AMBAC Insd) .......................................                        5.125%        08/15/16          $    961,518
   1,380 Alabama Drinking Wtr Fin Auth
            Revolving Fd Ln, Ser A
            (AMBAC Insd) .......................................                        5.250         08/15/18             1,441,231
     525 Bessemer, AL Governmental Util
            Svc Corp Wtr Supply Rev Rfdg,
            Ser A (AGL Insd) (a) ...............................                        5.000         06/01/39               529,220
   1,480 Dothan-Houston Cnty, AL Arpt
            Auth Arpt Rev (MBIA Insd)
            (AMT) ..............................................                        5.600         12/01/20             1,491,973
     500 Montgomery Cnty, AL Pub Bldg
            Auth Rev Wt Fac Proj (MBIA
            Insd) ..............................................                        5.000         03/01/26               506,590
                                                                                                                          ----------
                                                                                                                           4,930,532
                                                                                                                          ----------
         ARIZONA   0.5%
     580 Pima Cnty, AZ Indl Dev Auth Indl
            Rev Lease Oblig Irvington Proj
            Tucson Rfdg, Ser A (FSA
            Insd) ..............................................                        7.250         07/15/10               583,579
                                                                                                                          ----------
         CALIFORNIA   20.6%
   1,715 Baldy Mesa, CA Wtr Dist Ctf
            Partn Parity Wtr Sys Impt Proj
            (AMBAC Insd) .......................................                        5.000         08/01/36             1,652,471
   2,000 Bay Area Toll Auth CA Toll Brdg
            Rev San Francisco Bay Area,
            Ser A-1 (AMBAC Insd) (c)(d) ........................                        6.500         04/01/45             2,000,000

   1,000 California Hsg Fin Agy Rev Home
            Mortgage, Ser K (AMT) (a) ..........................                        5.300         08/01/23               967,340
   1,000 California Hsg Fin Agy Rev Home
            Mortgage, Ser K (AMT) (a) ..........................                        5.450         08/01/28               967,340



         CALIFORNIA (CONTINUED)
$    200 California St Dept Wtr Res Wtr
            Rev Central Vy Proj, Ser AE (a) ....................                        5.000%        12/01/24          $    207,115
     225 California St Dept Wtr Res Wtr
            Rev Central Vy Proj, Ser AE (a) ....................                        5.000         12/01/25               233,005
     225 California St Dept Wtr Res Wtr
            Rev Central Vy Proj, Ser AE (a) ....................                        5.000         12/01/26               233,005
     150 California St Dept Wtr Res Wtr
            Rev Central Vy Proj, Ser AE (a) ....................                        5.000         12/01/27               155,336
     225 California St Dept Wtr Res Wtr
            Rev Central Vy Proj, Ser AE (a) ....................                        5.000         12/01/28               233,004
   1,000 California Statewide Cmnty Dev
            Auth Rev Mtg Ridgecrest Regl,
            Ser A (MBIA Insd) ..................................                        5.000         02/01/37               976,250
   1,565 California Statewide Cmntys
            Pooled Fin Pgm, Ser S (FSA
            Insd) ..............................................                        5.250         10/01/19             1,681,749
   3,390 Coachella, CA Redev Agy Tax
            Alloc Sub Merged Proj Areas,
            Ser A (AMBAC Insd) (b) .............................                        5.250         09/01/36             3,370,135
   3,000 Fortuna, CA Pub Fin Auth Rev
            Escrow (AGL Insd) ..................................                        5.000         11/01/38             2,860,500
   1,000 Hesperia, CA Pub Fin Auth Rev
            Redev & Hsg Proj, Ser A (XLCA
            Insd) ..............................................                        5.000         09/01/37               883,080
   3,000 Sacramento, CA City Fin Auth
            Rev Tax Alloc, Ser A (FGIC
            Insd) ..............................................                        5.000         12/01/34             2,768,910
   2,000 University CA Rev Ltd Proj, Ser B
            (FSA Insd) .........................................                        5.000         05/15/30             2,020,880
   2,500 West Sacramento, CA Fin Auth
            Spl Tax Rev, Ser A (XLCA
            Insd) ..............................................                        5.000         09/01/26             2,314,600
   2,585 Woodland, CA Fin Auth Waste
            Wtr Rev Second Sr Lien (MBIA
            Insd) ..............................................                        5.000         03/01/35             2,586,318
                                                                                                                          ----------
                                                                                                                          26,111,038
                                                                                                                          ----------


         COLORADO   9.0%
$    910 Arkansas River Pwr Auth CO Impt
            (XLCA Insd) ........................................                        5.000%        10/01/43          $    748,930
   1,255 Colorado Ed & Cultural Fac Auth
            Rev Charter Sch Aurora
            Academy Proj (XLCA Insd) (b) .......................                        5.250         02/15/24             1,245,763
   2,500 Colorado Ed & Cultural Fac Auth
            Rev Rfdg Charter Sch
            Challenge Proj (CIFG Insd) .........................                        5.000         06/01/37             2,379,000
   1,200 Colorado Hlth Fac Auth Rev
            Catholic Hlth, Ser C5 (FSA
            Insd) (a) ..........................................                        5.000         09/01/36             1,187,454
   7,000 Denver, CO Convention Ctr Hotel
            Auth Rev Rfdg (XLCA Insd) ..........................                        5.000         12/01/35             5,843,810
                                                                                                                          ----------
                                                                                                                          11,404,957
                                                                                                                          ----------
         CONNECTICUT   0.9%
   1,375 Connecticut St Dev Auth Wtr Fac
            Rev Aquarion Wtr Co CT Proj
            Rfdg (XLCA Insd) (AMT) .............................                        5.100         09/01/37             1,166,756
                                                                                                                          ----------

         DISTRICT OF COLUMBIA   0.5%
     250 District Columbia Wtr & Swr Auth
            Pub Util Rev Rfdg Sub Lien, Ser
            A (AGL Insd) (a) ...................................                        5.000         10/01/29               249,637
     375 District Columbia Wtr & Swr Auth
            Pub Util Rev Rfdg Sub Lien, Ser
            A (AGL Insd) (a) ...................................                        5.000         10/01/34               374,456
                                                                                                                          ----------
                                                                                                                             624,093
                                                                                                                          ----------
         FLORIDA   17.7%
   3,035 Auburndale, FL Wtr & Swr Rev
            (AMBAC Insd) .......................................                        4.250         12/01/32             2,631,800
     230 Escambia Cnty, FL Hlth Fac Auth
            Rev (AMBAC Insd) ...................................                        5.950         07/01/20               243,301
   6,000 Florida St Brd Ed Lottery Rev, Ser
            B (BHAC Insd) (b) ..................................                        5.000         07/01/27             6,155,520
   1,500 Fort Lauderdale, FL Wtr & Swr
            Rev (a) ............................................                        5.000         09/01/32             1,515,548



         FLORIDA (CONTINUED)
$    800 Hillsborough Cnty, FL Aviation
            Auth Rev, Ser A (AGL Insd)
            (AMT) (a) ..........................................                        5.500%        10/01/38          $    802,810
   1,200 Miami-Dade Cnty, FL Aviation Rev
            Miami Intl Arpt (CIFG Insd)
            (AMT) ..............................................                        5.000         10/01/38             1,084,356
   4,000 Miami-Dade Cnty, FL Aviation Rev
            Miami Intl Arpt (FGIC Insd)
            (AMT) (b) ..........................................                        4.750         10/01/36             3,484,560
   2,000 Miami-Dade Cnty, FL Aviation Rev
            Miami Intl Arpt (FGIC Insd)
            (AMT) ..............................................                        5.375         10/01/27             1,958,860
   2,000 Pasco Cnty, FL Solid Waste Disp
            & Res Recovery Sys Rev
            (AMBAC Insd) (AMT) (e) .............................                        6.000         04/01/11             2,151,240
   1,500 Port Saint Lucie, FL Spl Assmt
            Rev Southwest Annexation Dist,
            Ser 1-B (MBIA Insd) ................................                        5.000         07/01/33             1,472,685
   1,000 Putnam Cnty, FL Dev Auth Pollutn
            Ctl Rev Rfdg Seminole Proj, Ser
            A (AMBAC Insd) (d) .................................                        5.350         03/15/42               991,530
                                                                                                                          ----------
                                                                                                                          22,492,210
                                                                                                                          ----------
         GEORGIA   1.5%
   2,000 Newton Cnty, GA Indl Dev Auth
            GPC Fndtn Real Estate Newton
            (CIFG Insd) ........................................                        5.000         06/01/34             1,875,880
                                                                                                                          ----------

         HAWAII   2.6%
   1,250 Hawaii St Dept Budget & Fin Spl
            Purp Rev Hawaiian Elec Co Proj
            Rfdg, Ser D (AMBAC Insd)
            (AMT) ..............................................                        6.150         01/01/20             1,262,387


         HAWAII (CONTINUED)
$ 2,000 Hawaii St Dept Budget & Fin Spl
            Purp Rev Hawaiian Elec Co
            Proj, Ser C (AMBAC Insd)
            (AMT)..............................................                         6.200%        11/01/29          $  2,017,600
                                                                                                                          ----------
                                                                                                                           3,279,987
                                                                                                                          ----------
         ILLINOIS   20.2%
     725 Bolingbrook, IL Cap Apprec, Ser B
            (MBIA Insd) ........................................                          *           01/01/32               186,630
   1,275 Bolingbrook, IL Cap Apprec, Ser B
            (MBIA Insd) (Prerefunded @
            1/01/09) (b) .......................................                          *           01/01/32               361,998
   1,925 Chicago, IL Brd Ed Rfdg, Ser C
            (FSA Insd) (a) .....................................                        5.000         12/01/27             1,971,598
   1,350 Chicago, IL Multi-Family Hsg Rev
            Paul G Stewart Phases I & II
            (FHA Insd) (AMT) ...................................                        4.900         03/20/44             1,095,701
  10,000 Chicago, IL O'Hare Intl Arpt Rev
            Gen Arpt Third Lien, Ser B-2
            (FSA Insd) (AMT) (a) ...............................                        5.750         01/01/22            10,115,200
     155 Chicago, IL Pk Dist Ltd Tax, Ser A
            (FGIC Insd) ........................................                        5.500         01/01/18               161,516
   1,220 Chicago, IL Proj Rfdg (FGIC Insd) .....................                        5.250         01/01/28             1,229,882
   1,120 Chicago, IL Proj Rfdg, Ser C
            (FGIC Insd) ........................................                        5.500         01/01/40             1,134,974
   1,000 Chicago, IL, Ser A (AGL Insd) .........................                        5.250         01/01/24             1,047,630
   1,000 Chicago, IL, Ser A (AGL Insd) .........................                        5.250         01/01/25             1,042,190
   1,770 Glenwood, IL (FSA Insd) (b) ...........................                        5.375         12/01/30             1,840,340
   1,000 Illinois Ed Fac Auth Rev Robert
            Morris College (MBIA Insd) .........................                        5.800         06/01/30             1,001,640
   3,000 Illinois Fin Auth Rev Resurrection
            Hlthcare, Ser A (FSA Insd) .........................                        5.500         05/15/24             3,029,130


       ILLINOIS (CONTINUED)
$ 1,260 Kendall, Kane & Will Cntys, IL
          (FGIC Insd) ..........................................                        5.500%         10/01/12         $  1,347,532
                                                                                                                          ----------
                                                                                                                          25,565,961
                                                                                                                          ----------
       INDIANA   4.9%
  4,600 Indiana Hlth & Ed Fac Fin Auth
          Rev Ascension Hlth Sr Credit,
          Ser B-6 (a) ..........................................                        5.000          11/15/36            4,437,781
  1,800 New Albany Floyd Cnty, IN Sch
          Bldg Corp First Mtg Rfdg (FSA
          Insd) ................................................                        5.000          07/15/25            1,837,026
                                                                                                                          ----------
                                                                                                                           6,274,807
                                                                                                                          ----------
       KENTUCKY   14.8%
 18,800 Louisville & Jefferson Cnty, KY
          Metro Govt Hlth Sys Rev Norton
          Hlthcare Inc. (a) ....................................                        5.000          10/01/30           16,943,014
  2,000 Louisville & Jefferson Cnty, KY
          Metro Govt Hlth Sys Rev Norton
          Hlthcare Inc .........................................                        5.000          10/01/30            1,797,060
                                                                                                                          ----------
                                                                                                                          18,740,074
                                                                                                                          ----------
       LOUISIANA   2.3%
    965 Louisiana Hsg Fin Agy Rev Azalea
          Estates Rfdg, Ser A (GNMA
          Collateralized) (AMT) ................................                        5.375          10/20/39              877,745
  2,000 Louisiana Pub Fac Auth Rev
          Christus Hlth Sub, Ser C-2
          (AMBAC Insd) (c)(d) ..................................                        6.500          07/01/41            2,000,000
                                                                                                                          ----------
                                                                                                                           2,877,745
                                                                                                                          ----------
       MICHIGAN   3.7%
  1,000 Detroit, MI, Ser A (XLCA Insd) ..........................                       5.250          04/01/23              963,290
  3,000 Michigan Tob Settlement Fin Auth
          Tob Settlement Asset Sr, Ser
          A ....................................................                        6.000          06/01/48            2,506,050


         MICHIGAN (CONTINUED)
$  1,000 Monroe Cnty, MI Econ Dev Corp
            Ltd Oblig Rev Coll Detroit
            Edison Co Rfdg, Ser AA (FGIC
            Insd) ..............................................                        6.950%        09/01/22          $  1,190,910
                                                                                                                          ----------
                                                                                                                           4,660,250
                                                                                                                          ----------
         MINNESOTA   0.1%
     100 Blue Earth Cnty, MN Econ Dev
            Auth Pub Proj Lease Rev, Ser A
            (MBIA Insd) ........................................                        5.000         12/01/27               101,259
                                                                                                                          ----------

         MISSOURI   6.3%
   1,000 Missouri Jt Muni Elec Util Com
            Pwr Proj Rev Plum Point Proj
            (MBIA Insd) ........................................                        5.000         01/01/21               976,470
     480 Missouri St Hsg Dev Com
            Multi-Family Hsg Brookstone,
            Ser A (AMT) ........................................                        6.000         12/01/16               481,353
     465 Missouri St Hsg Dev Com
            Multi-Family Hsg Truman Farm,
            Ser A (FSA Insd) (AMT) (d) .........................                        5.750         10/01/11               466,167
   1,175 Nixa, MO Elec Sys Rev (XLCA
            Insd) ..............................................                        5.000         04/01/25             1,096,745
   2,035 Springfield, MO Pub Bldg Corp
            Leasehold Rev Springfield
            Branson Arpt, Ser B (AMBAC
            Insd) (AMT) (a) ....................................                        4.550         07/01/29             1,691,367
     570 Springfield, MO Pub Bldg Corp
            Leasehold Rev Springfield
            Branson Arpt, Ser B (AMBAC
            Insd) (AMT) ........................................                        4.550         07/01/29               478,561
   3,350 Springfield, MO Pub Bldg Corp
            Leasehold Rev Springfield
            Branson Arpt, Ser B (AMBAC
            Insd) (AMT) (a) ....................................                        4.600         07/01/36             2,784,313
                                                                                                                          ----------
                                                                                                                           7,974,976
                                                                                                                          ----------



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

         NEBRASKA   2.3%
$    985 Nebraska Invt Fin Auth
            Multi-Family Rev Hsg Summit
            Club Apt Proj (AMT) ................................                        5.700%        10/01/12          $    995,668
   2,000 Nebraska Pub Pwr Dist Rev Gen,
            Ser B (FSA Insd) ...................................                        5.000         01/01/37             1,993,900
                                                                                                                          ----------
                                                                                                                           2,989,568
                                                                                                                          ----------
         NEVADA   2.6%
   4,000 Clark Cnty, NV Indl Dev Rev
            Southwest Gas Corp Proj, Ser A
            (AMBAC Insd) (AMT) .................................                        5.250         07/01/34             3,272,040
                                                                                                                          ----------

         NEW JERSEY   3.1%
   3,000 New Jersey Econ Dev Auth Rev
            Sch Fac, Ser U (FSA Insd) (a) ......................                        5.000         09/01/32             3,045,630
   1,000 New Jersey Hlthcare Fac Fin Auth
            Rev Saint Peters Univ Hosp
            Oblig ..............................................                        5.750         07/01/37               955,270
                                                                                                                          ----------
                                                                                                                           4,000,900
                                                                                                                          ----------
         NEW YORK   2.3%
   3,000 Port Auth NY & NJ Spl Oblig Rev
            Spl Proj JFK Intl Arpt Term 6
            (MBIA Insd) (AMT) ..................................                        5.750         12/01/25             2,922,720
                                                                                                                          ----------

         NORTH CAROLINA   1.3%
   1,585 Brunswick Cnty, NC Enterprise,
            Ser A (FSA Insd) ...................................                        5.250         04/01/24             1,637,368
                                                                                                                          ----------

         OHIO   9.6%
   5,000 Buckeye, OH Tob Settlement Fin
            Auth Asset Bkd Sr Asset Bkd
            Turbo, Ser A-2 .....................................                        5.875         06/01/30             4,324,800
   2,500 Cuyahoga Falls, OH, Ser 1 (FGIC
            Insd) ..............................................                        5.250         12/01/17             2,554,925



         OHIO (CONTINUED)
$     50 Hamilton Cnty, OH Swr Sys Rev
            Impt Metro Swr Dist, Ser B
            (MBIA Insd) ........................................                        5.000%       12/01/30           $     50,210
     725 Lorain Cnty, OH Hosp Rev Fac
            Catholic, Ser A (FSA Insd) (a) .....................                        5.000        02/01/24                740,581
     750 Lorain Cnty, OH Hosp Rev Fac
            Catholic, Ser B (FSA Insd) (a) .....................                        5.000        02/01/24                766,450
     775 Lorain Cnty, OH Hosp Rev Fac
            Catholic, Ser C (FSA Insd) (a) .....................                        5.000        04/01/24                791,883
   1,000 New Albany, OH Cmnty Auth
            Cmnty Fac Rev, Ser B (AMBAC
            Insd) ..............................................                        5.500        10/01/17              1,065,200
   1,715 Ohio St Bldg Auth St Fac Admin
            Bldg Fd Proj, Ser A (FSA Insd) .....................                        5.500        04/01/18              1,820,747
                                                                                                                          ----------
                                                                                                                          12,114,796
                                                                                                                          ----------
         OKLAHOMA   1.1%
   1,250 Tulsa, OK Arpt Impt Tr Gen Rev,
            Ser A (FGIC Insd) (AMT) ............................                        6.000        06/01/20              1,387,950
                                                                                                                          ----------

         PENNSYLVANIA   3.5%
   2,000 Allegheny Cnty, PA Hosp Dev
            Auth Rev Pittsburg Mercy Hlth
            Sys Inc (AMBAC Insd) (e) ...........................                        5.625        08/15/26              2,121,840
   2,300 Philadelphia, PA Redev Auth Rev
            Neighborhood Transformation,
            Ser A (FGIC Insd) ..................................                        5.500        04/15/22              2,322,793
                                                                                                                          ----------
                                                                                                                           4,444,633
                                                                                                                          ----------
         RHODE ISLAND   1.3%
   1,500 Rhode Island Port Auth & Econ
            Dev Corp Arpt Rev, Ser A (FSA
            Insd) (AMT) ........................................                        7.000        07/01/14              1,668,720
                                                                                                                          ----------



         SOUTH CAROLINA   8.5%
$  4,000 Dorchester Cnty, SC Sch Dist No
            002 Installment Pur Rev Growth
            (AGL Insd) .........................................                        5.000%        12/01/29          $  3,999,720
   2,310 Scago Ed Fac Corp Spartanburg
            Sch Dist No 3 Spartanburg Cnty
            (XLCA Insd) ........................................                        5.000         12/01/30             2,231,460
   1,000 South Carolina Jobs Econ Dev
            Auth Hosp Fac Rev Palmetto
            Hlth Alliance Rfdg, Ser A ..........................                        6.250         08/01/31             1,011,090
   3,750 South Carolina Jobs Econ Dev
            Auth Indl Rev Elec & Gas Co
            Proj, Ser B (AMBAC Insd)
            (AMT) ..............................................                        5.450         11/01/32             3,590,250
                                                                                                                          ----------
                                                                                                                          10,832,520
                                                                                                                          ----------
         SOUTH DAKOTA   2.1%
   2,400 South Dakota Hsg Dev Auth
            Home Ownership Mtg, Ser E
            (AMT) (a) ..........................................                        4.625         05/01/36             1,933,241
     705 South Dakota St Hlth & Ed Fac
            Auth Vocational Ed Pgm, Ser A
            (AMBAC Insd) .......................................                        5.400         08/01/13               714,496
                                                                                                                          ----------
                                                                                                                           2,647,737
                                                                                                                          ----------
         TENNESSEE   2.4%
   2,000 Jackson, TN Hosp Rev Rfdg
            Jackson Madison Hosp, Ser B
            (AMBAC Insd) (c)(d) ................................                        7.000         04/01/41             2,000,000
   1,000 Shelby Cnty, TN Hlth Ed & Hsg
            Fac Brd Methodist, Ser B (FSA
            Insd) (a) ..........................................                        5.250         09/01/27             1,022,630
                                                                                                                          ----------
                                                                                                                           3,022,630
                                                                                                                          ----------

         TEXAS   24.1%
$  2,000 Dallas-Fort Worth, TX Intl Arpt
            Rev Jt Impt & Rfdg, Ser A
            (FGIC Insd) (AMT) ..................................                        5.875%        11/01/17          $  2,019,360
   1,500 Dallas-Fort Worth, TX Intl Arpt
            Rev Jt Impt & Rfdg, Ser A
            (FGIC Insd) (AMT) ..................................                        5.875         11/01/18             1,510,530
   5,000 Dallas-Fort Worth, TX Intl Arpt
            Rev Jt Impt & Rfdg, Ser A (BHAC
            Insd) (AMT) ........................................                        5.500         11/01/31             5,001,000
   2,000 Dallas-Fort Worth, TX Intl Arpt
            Rev Jt Impt & Rfdg, Ser A
            (MBIA Insd) (AMT) ..................................                        5.500         11/01/33             1,905,520
   2,000 El Paso Cnty, TX Hosp Dist, Ser
            A (AGL Insd) .......................................                        5.000         08/15/28             2,009,360
   1,350 El Paso Cnty, TX Hosp Dist, Ser
            A (AGL Insd) (a) ...................................                        5.000         08/15/37             1,330,128
   1,000 Fort Bend, TX Indpt Sch Dist
            Rfdg & Sch Bldg (PSF Gtd) ..........................                        5.000         08/15/26             1,025,700
   1,000 Fort Bend, TX Indpt Sch Dist
            Rfdg & Sch Bldg (PSF Gtd) (a) ......................                        5.000         08/15/27             1,018,960
   2,000 Harris Cnty, TX Hlth Fac Dev
            Corp Hosp Rev ARS Baylor
            College Med, Ser A-1 (AMBAC
            Insd) (c)(d) .......................................                        3.990         11/15/47             2,000,000
   1,525 Harris Cnty, TX Hlth Fac Dev
            Corp Hosp Rev Baylor College
            Med, Ser A-4 (AMBAC
            Insd) (c)(d) .......................................                        8.500         11/15/47             1,525,000
   2,025 Houston, TX Util Sys Rev Rfdg
            Comb First Lien, Ser A (FSA
            Insd) (a) ..........................................                        5.000         11/15/36             2,009,759
   1,000 Judson, TX Indpt Sch Dist Sch
            Bldg (AGL Insd) (a) ................................                        5.000         02/01/37               983,595



         TEXAS (CONTINUED)
$    500 Laredo, TX ISD Pub Fac Corp
            Lease Rev, Ser A (AMBAC
            Insd) ..............................................                        5.000%        08/01/29          $    491,705
   1,000 Laredo, TX ISD Pub Fac Corp
            Lease Rev, Ser C (AMBAC
            Insd) ..............................................                        5.000         08/01/29               983,410
     500 Lufkin, TX Hlth Fac Dev Corp Hlth
            Sys Rev Mem Hlth Sys East
            TX .................................................                        5.500         02/15/32               459,840
   1,000 Tarrant Cnty, TX Hlth Fac Dev
            Corp Hosp Rev Rfdg Cook
            Childrens Med Ctr, Ser B (FSA
            Insd) (a) ..........................................                        5.000         12/01/30             1,001,115
   5,000 Texas St Tpk Auth Cent TX Tpk
            First Tier, Ser A (AMBAC Insd) .....................                        5.500         08/15/39             5,079,350
                                                                                                                          ----------
                                                                                                                          30,354,332
                                                                                                                          ----------
         UTAH   3.7%
   5,000 Utah Hsg Corp Single Family Mtg
            Rev, Ser E-1 (AMT) (a) .............................                        5.250         01/01/39             4,742,996
                                                                                                                          ----------

         VIRGINIA   1.2%
   1,495 Harrisonburg, VA Redev & Hsg
            Auth Multi-Family Hsg Rev
            Greens of Salem Run Proj
            (AMT) ..............................................                        6.200         04/01/17             1,501,967
                                                                                                                          ----------

         WASHINGTON   7.1%
   2,000 Chelan Cnty, WA Pub Util Dist No
            001 Cons Rev Chelan Hydro,
            Ser A (MBIA Insd) (AMT) (d) ........................                        5.600         01/01/36
                                                                                                                           1,980,540
   2,760 Spokane Cnty, WA Sch Dist No
            363 (FGIC Insd) ....................................                        5.250         12/01/21             2,887,319




         WASHINGTON (CONTINUED)
$  4,000 Washington St Hlthcare Fac Auth
            Rev Multicare Hlth Sys, Ser B
            (FSA Insd) .........................................                        5.500%        08/15/38          $  4,108,560
                                                                                                                          ----------
                                                                                                                           8,976,419
                                                                                                                          ----------
         WEST VIRGINIA   1.4%
   1,720 Wheeling, WV Wtrwks & Swr Sys
            Rev Comb, Ser A (FSA Insd) .........................                        5.250         06/01/36             1,734,156
                                                                                                                          ----------

         WISCONSIN   4.0%
   1,000 Wisconsin Hsg & Econ Dev Auth
            Home Ownership Rev, Ser A
            (AMT) (a) ..........................................                        5.300         09/01/23               969,035
   1,000 Wisconsin Hsg & Econ Dev Auth
            Home Ownership Rev, Ser A
            (AMT) (a) ..........................................                        5.500         09/01/28               969,035
   1,500 Wisconsin St Hlth & Ed Fac Auth
            Rev Ministry Hlth (FSA Insd) (a) ...................                        5.000         08/01/34
                                                                                                                           1,451,287
   1,610 Wisconsin St Rfdg, Ser 3 (FGIC
            Insd) ..............................................                        5.250         05/01/22             1,677,910
                                                                                                                          ----------
                                                                                                                           5,067,267
         WYOMING   1.1%
   1,485 Wyoming Cmnty Dev Auth Hsg
            Rev, Ser 1 (AMT) ...................................                        5.300         12/01/23             1,448,380
                                                                                                                          ----------

         PUERTO RICO   4.5%
   5,000 Puerto Rico Comwlth Hwy &
            Trans Auth Hwy Rev Rfdg, Ser
            Y (FSA Insd) (a) ...................................                        6.250         07/01/21             5,704,675
                                                                                                                          ----------

 TOTAL LONG-TERM INVESTMENTS   196.7%
     (Cost $257,729,377) .......................................                                                         249,135,878
                                                                                                                         -----------



  TOTAL SHORT-TERM INVESTMENTS   0.4%
    (Cost $500,000)...................................................................                                   $   500,000
                                                                                                                         -----------

  TOTAL INVESTMENTS  197.1%
    (Cost $258,229,377)...............................................................                                   249,635,878

  LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (43.2%)
    (Cost ($54,670,000))
    (54,670)  Notes with interest rates ranging from 2.24%
              to 2.82% at July 31, 2008 and contractual
              maturities of collateral ranging from 2021 to 2039 (f)..................                                  (54,670,000)

  TOTAL NET INVESTMENTS  153.9%
    (Cost $203,559,377)...............................................................                                   194,965,878


  OTHER ASSETS IN EXCESS OF LIABILITIES  3.0%.........................................                                     3,833,312

  PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (56.9%).........................                                  (72,113,853)
                                                                                                                        ------------
  NET ASSETS APPLICABLE TO COMMON SHARES 100.0%.......................................                                  $126,685,337
                                                                                                                        ------------



Percentages are calculated as a percentage of net assets applicable to common shares.

* Zero coupon bond

(a)  Underlying security related to Inverse Floaters entered into by the Trust.

(b)  The Trust owns 100% of the outstanding bond issuance.

(c) Security includes a feature allowing the Trust an option on any interest rate payment date to offer the security for sale at par. The sale is contingent upon market conditions.

(d)  Variable Rate Coupon

(e)  Escrowed to Maturity

(f) Floating rate notes. The interest rate shown reflects the rates in effect at July 31, 2008.

AGL - Assured Guaranty Ltd.
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
BHAC - Berkshire Hathaway Assurance Corp.
CIFG - CDC IXIS Financial Guaranty
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Administration
FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Investors Assurance Corp.
PSF - Public School Fund
XLCA - XL Capital Assurance Inc.

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Trust For Insured Municipals


By: /s/ Jerry W. Miller
    ---------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: September 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jerry W. Miller
    ---------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: September 18, 2008


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: September 18, 2008